Capital Stock - Summary of Nonvested Restricted Shares Issued Under Stock Award Plans (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares, Beginning balance	745,929	763,546	640,470
Shares, granted	351,674	200,427	262,342
Shares, vested	(365,217)	(165,186)	(117,438)
Shares, forfeited	(33,155)	(52,858)	(21,828)
Nonvested shares, Ending balance	699,231	745,929	763,546
Weighted-Average Grant Date Fair Value, Beginning balance	$ 25.78	$ 22.55	$ 21.34
Weighted Average Grant Date Fair Value, granted	$ 40.27	$ 36.57	$ 25.51
Weighted-Average Grant Date Fair Value, vested	$ 25.02	$ 24.27	$ 22.71
Weighted-Average Grant Date Fair Value, forfeited	$ 32.26	$ 24.72	$ 21.93
Weighted-Average Grant Date Fair Value, Ending balance	$ 33.16	$ 25.78	$ 22.55
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares, Beginning balance	641,330	474,525	263,905
Shares, granted	200,595	206,148	215,027
Shares, vested	(436,176)
Shares, forfeited	(16,052)	(39,343)	(4,407)
Nonvested shares, Ending balance	389,697	641,330	474,525
Weighted-Average Grant Date Fair Value, Beginning balance	$ 25.37	$ 20.43	$ 17.22
Weighted Average Grant Date Fair Value, granted	$ 39.78	$ 36.63	$ 24.30
Weighted-Average Grant Date Fair Value, vested	$ 21.26
Weighted-Average Grant Date Fair Value, forfeited	$ 25.64	$ 24.76	$ 17.11
Weighted-Average Grant Date Fair Value, Ending balance	$ 37.85	$ 25.37	$ 20.43